OTHER REVENUES - Other Revenues (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other revenues:
Revenues	€ 44,060	€ 41,649	€ 44,859
Service [Member]
Other revenues:
Revenues	6	12	52
Licenses and others.
Other revenues:
Revenues	€ 6	€ 12	€ 52